SUMMARY OF PROVISION (BENEFIT) FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current						$ 800	$ 800
Deferred
Total			$ 800			$ 800	$ 800